Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of income tax expense
($000s)	2018	2017
Current tax expense	72	252
Deferred tax expense	4,895	1,912
	4,967	2,164

($000s)	2018	2017
Share issuance costs	204	709

Schedule of reconciliation of the effective rate of income tax
($000s)	2018	2017
Loss before income taxes	(14,973)	(8,123)
	26.70%	26.29%
Tax expense calculated
Using statutory rates	(3,998)	(2,136)
Non-deductible items	(298)	568
Difference in foreign tax rates	50	35
Change in deferred tax rates	2	736
Movement in tax benefits not recognized	1,752	(1,437)
Renouncement of flow-through expenditures	7,538	4,429
Other	(79)	(31)
Income tax expense	4,967	2,164

Schedule of deferred income tax assets and liabilities
($000s)	December 31, 2018	December 31, 2017
Deferred tax assets
Property and equipment	65	65
Provision for reclamation liabilities	70	69
Financing costs	818	991
Non-capital loss carryforwards	22,547	19,532

Deferred tax liabilities
Mineral interests	(46,789)	(39,254)
	(23,289)	(18,598)

Schedule of unrecognized deferred tax assets
($000s)	December 31, 2018	December 31, 2017
Marketable securities	352	276
Loss carryforwards	874	974
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	215	203
Provision for reclamation liabilities	1,507	-

Schedule of income tax attributes
	($000s)	Expiry date
Canadian non-capital losses	84,979	2038
Canadian capital losses	1,811	Indefinite
Canadian tax basis of mineral interest	189,717	Indefinite

US non-capital losses	288	2038
US capital losses	1,758	2023
US tax basis of mineral interest	2,974	Indefinite